JPMorgan Preferred and Income Securities Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 93.5%
Banks — 48.3%
Banco Bilbao Vizcaya Argentaria SA (Spain)
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (a) (b) (c) (d)	12,400	11,613
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (a) (b) (c) (d)	5,800	5,755
Banco Santander SA (Spain) 6.92%, 8/8/2033	2,000	1,911
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	9,658	8,094
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	9,379	8,986
Series FF, (3-MONTH CME TERM SOFR + 2.93%), 5.88%, 3/15/2028 (b) (c) (d)	9,746	8,841
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (a) (d)	12,200	12,167
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.87%), 6.13%, 12/15/2025 (a) (b) (c) (d)	400	362
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (a) (b) (c) (d)	7,084	6,358
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (c) (d) (e)	14,145	14,471
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	7,570	7,186
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b) (c) (d)	450	426
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (b) (c) (d)	9,350	8,921
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (d)	12,411	10,857
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	2,500	2,133
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.38%, 5/15/2028 (b) (c) (d)	5,000	4,852
Citizens Financial Group, Inc. Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (b) (c) (d)	2,444	1,811
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a) (b) (c) (d) (e)	9,710	9,640
Fifth Third Bancorp Series H, (3-MONTH CME TERM SOFR + 3.29%), 8.57%, 10/30/2023 (b) (c) (d)	2,000	1,901
HSBC Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (a) (b) (c) (d)	12,721	12,527
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (a) (b) (c) (d)	5,135	3,880
(SOFR + 4.25%), 8.11%, 11/3/2033 (d)	9,105	9,575
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	1,545	1,484
Huntington Bancshares, Inc. Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.95%), 5.63%, 7/15/2030 (b) (c) (d)	4,214	3,707
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (a) (b) (c) (d)	17,400	15,409
Series NC10, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 4.25%, 5/16/2031 (a) (b) (c) (d)	6,500	4,191
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (a) (b) (c) (d)	9,530	8,765
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (a) (b) (c) (d)	14,600	13,398
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d) (e)	6,500	6,068
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	20,559	15,209
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (b) (c) (d)	2,784	2,387
Regions Financial Corp. Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 5.75%, 6/15/2025 (b) (c) (d)	390	370

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Skandinaviska Enskilda Banken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.07%), 6.88%, 6/30/2027 (a) (b) (c) (d) (f)	3,400	3,213
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (d) (e)	12,215	11,969
7.37%, 1/10/2053 (e)	3,875	3,519
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (d) (e)	6,700	6,489
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.58%), 6.30%, 7/6/2034 (d) (e)	4,470	4,312
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (b) (c) (d) (f)	10,200	7,803
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (a) (d)	15,305	15,226
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (b) (c) (d)	14,669	12,575
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	12,015	8,817
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (b) (c) (d)	3,000	2,507
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	27,744	24,230
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (c) (d)	5,365	5,409
		329,324
Capital Markets — 11.6%
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.13%), 4.63%, 9/20/2026 (b) (c) (d)	7,352	6,613
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (b) (c) (d)	10,204	8,276
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	2,534	2,117
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	13,250	9,349
Goldman Sachs Group, Inc. (The)
Series P, (3-MONTH CME TERM SOFR + 3.14%), 8.50%, 10/30/2023 (b) (c) (d)	3,000	2,986
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (c) (d)	17,380	16,094
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (c) (d)	8,050	7,956
Morgan Stanley (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	15,700	14,675
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (a) (b) (c) (d) (e)	580	572
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (b) (c) (d) (f)	3,500	3,391
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (a) (b) (c) (d) (f)	7,500	6,656
		78,685
Consumer Finance — 4.7%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/30/2032	5,000	3,975
Ally Financial, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.87%), 4.70%, 5/15/2026 (b) (c) (d)	4,860	3,335
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)	15,186	12,057
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	14,312	10,742

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Discover Financial Services
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.78%), 6.13%, 6/23/2025 (b) (c) (d)	190	183
Series C, (3-MONTH CME TERM SOFR + 3.34%), 5.50%, 10/30/2027 (b) (c) (d)	2,490	1,808
		32,100
Electric Utilities — 5.2%
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024 (b) (c) (d)	7,000	6,813
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (c) (d)	5,500	4,701
Electricite de France SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.41%), 9.13%, 3/15/2033 (b) (c) (d) (e)	4,500	4,688
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)	9,196	8,828
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (d)	5,000	4,604
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 8.32%, 3/30/2067 (d)	4,320	3,953
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (d)	2,103	1,945
		35,532
Financial Services — 2.0%
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	11,215	10,744
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (b) (c) (d)	2,200	2,070
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 7.75%, 9/15/2028 (b) (c) (d)	1,100	1,108
		13,922
Insurance — 6.3%
Allstate Corp. (The) (ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057 (d)	4,100	3,834
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (d)	6,290	5,827
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (b) (c) (d)	9,120	8,804
MetLife Capital Trust IV 7.88%, 12/15/2037 (e)	1,254	1,297
MetLife, Inc.
6.40%, 12/15/2036	1,630	1,593
9.25%, 4/8/2038 (e)	6,500	7,301
10.75%, 8/1/2039	2,270	2,902
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (d)	2,500	2,120
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	4,580	4,193
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	5,120	4,950
		42,821
Media — 1.3%
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (d)	10,787	8,472
Multi-Utilities — 4.0%
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	4,320	3,685
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (d)	7,118	5,346

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Dominion Energy, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (b) (c) (d)	15,640	14,317
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	4,850	3,923
		27,271
Oil, Gas & Consumable Fuels — 6.5%
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	8,951	7,997
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	7,990	6,955
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (d)	6,800	6,467
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	2,530	2,416
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	3,470	3,441
Energy Transfer LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 9.65%, 10/16/2023 (b) (c) (d)	2,000	1,870
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.13%), 6.75%, 5/15/2025 (b) (c) (d)	3,000	2,772
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.69%), 6.50%, 11/15/2026 (b) (c) (d)	2,500	2,297
Transcanada Trust (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.88%, 8/15/2076 (d)	2,390	2,179
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (d)	9,500	7,776
		44,170
Trading Companies & Distributors — 1.0%
AerCap Holdings NV (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.88%, 10/10/2079 (d)	3,600	3,501
Air Lease Corp.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 4.65%, 6/15/2026 (b) (c) (d)	2,000	1,761
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.13%, 12/15/2026 (b) (c) (d)	2,000	1,488
		6,750
Wireless Telecommunication Services — 2.6%
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	11,750	10,390
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (d)	5,180	5,145
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	2,750	2,124
		17,659
Total Corporate Bonds (Cost $663,382)		636,706
	SHARES (000)
Preferred Stocks — 4.0%
Capital Markets — 2.2%
Morgan Stanley Series P, 6.50%, 10/15/2027 ($25 par value) (g)	513	12,895
State Street Corp. Series D, 5.90%, 3/15/2024 ($25 par value) (g)	93	2,342
		15,237
Insurance — 1.8%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (g)	134	3,529

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Insurance — continued
Athene Holding Ltd. Series E, 7.75%, 12/30/2027 ($25 par value) (g)	125	3,139
Lincoln National Corp. Series D, 9.00%, 12/1/2027 ($25 par value) (g)	207	5,491
		12,159
Total Preferred Stocks (Cost $27,136)		27,396
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (h) (i) (Cost $10,841)	10,839	10,842
Total Investments — 99.1% (Cost $701,359)		674,944
Other Assets Less Liabilities — 0.9%		6,378
NET ASSETS — 100.0%		681,322

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2023 is $196,252 or 28.80% of the Fund’s net assets as of September 30,
2023.

(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30,
2023.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of September 30, 2023.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of September 30, 2023.
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$636,706	$—	$636,706
Preferred Stocks	27,396	—	—	27,396
Short-Term Investments
Investment Companies	10,842	—	—	10,842
Total Investments in Securities	$38,238	$636,706	$—	$674,944
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$10,018	$114,140	$113,321	$4	$1	$10,842	10,839	$203	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.